Credit card receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Credit Card Receivables
Receivables - current	[1]	$ 4,236,235	$ 2,341,492
Receivables - installments	[1]	4,259,979	2,483,647
Receivables - revolving	[2]	770,011	337,014
Total receivables		9,266,225	5,162,153
Fair value adjustment - portfolio hedge (note 18)		(51)
Total		9,266,174	5,162,153
Credit card ECL allowance
Presented as deduction of receivables		(1,033,102)	(381,633)
Presented as "Other liabilities"		(17,566)	(9,046)
Total credit card ECL allowance		(1,050,668)	(390,679)
Receivables, net		8,215,506	4,771,474
Total receivables presented as assets		$ 8,233,072	$ 4,780,520

[1]	"Receivables - current" is related to purchases made by customers due on the next credit card billing date, and pix financing in one installment. "Receivables - installments" is related to purchases in installments which are financed by the merchant. Cardholder's purchase is paid in up to 12, 24 and 36 in Brazil, Mexico and Colombia, respectively, in monthly installments on purchases in installments. Cardholder's credit limit is reduced whenever there is a transaction by the customer. The Group makes the corresponding payments to the credit card network (see note 21) following a similar schedule. As receipts and payments are aligned, the Group does not incur significant financing costs with this product, however it is exposed to the credit risk of the cardholder as it is obliged to make the payments to the credit card network even if the cardholder does not pay. "Receivables - installments" also includes the amounts of credit card bills not fully paid by the customers and that have been converted into payments in installments with a fixed interest rate (fatura parcelada), in addition to bill financing.
[2]	"Receivables - revolving" is related to the amounts due from customers that have not paid in full their credit card bill. Customers may request to convert these receivables into loans to be paid in installments. In accordance with Brazilian regulation, revolving balances that are outstanding for more than 2 months are mandatorily converted into fatura parcelada - a type of installment loan which is settled through the customer's monthly credit card bills.